Condensed Financial Information - Ownership (Details)	12 Months Ended
Dec. 31, 2019
JAMF Holding Corp [Member] | Juno Intermediate [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest, as a percent	100.00%
Juno Intermediate [Member] | JAMF Holdings, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest, as a percent	100.00%
JAMF Holdings, Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Minimum leverage ratio	5.0
Maximum distribution as percent of market capitalization	6.00%
JAMF Holdings, Inc. [Member] | JAMF Software LLC [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest, as a percent	100.00%
JAMF Holdings, Inc. [Member] | JAMF International Inc. [Member]
Condensed Financial Statements, Captions [Line Items]
Ownership interest, as a percent	100.00%